Schedule of revenue from external customers by geographical information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2024
IfrsStatementLineItems [Line Items]
Revenue	€ 14,415	€ 1,605	€ 4,144
Non-current assets	25,643	30,867		€ 31,028
UNITED ARAB EMIRATES
IfrsStatementLineItems [Line Items]
Revenue	14,410	1,605
Non-current assets	25,151	30,793
SPAIN
IfrsStatementLineItems [Line Items]
Revenue	5
Non-current assets	79
IRELAND
IfrsStatementLineItems [Line Items]
Revenue
Non-current assets	46	75
SOUTH AFRICA
IfrsStatementLineItems [Line Items]
Revenue
Non-current assets	€ 367